General information / summary of general accounting policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 employee continent numberOfNationalities	Dec. 31, 2020 employee	Dec. 31, 2019 employee
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total employees (in FTEs)	32,016	28,073	24,900
Number of different nationalities of entity employees | numberOfNationalities	122
Number of continents | continent	3
Voting rights required for consolidation of subsidiaries	50.00%
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total employees (in FTEs)	32,000